Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2013
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Oct. 08, 2014
Document Effective Date	Oct. 08, 2014
Prospectus Date	Dec. 30, 2013